Trading assets (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	£ 284,041	£ 308,255
Trading assets	116,042	100,696
Held for trading
Disclosure of financial assets [line items]
Financial assets	116,042	100,696
Trading securities
Disclosure of financial assets [line items]
Financial assets	50,950	50,676
Trading securities | Held for trading
Disclosure of financial assets [line items]
Financial assets	100,276	82,552
Treasury bills and other eligible securities | Held for trading
Disclosure of financial assets [line items]
Financial assets	5,379	4,808
Debt instruments measured at fair value through other comprehensive income ('FVOCI')
Disclosure of financial assets [line items]
Financial assets	12,226	8,861
Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Held for trading
Disclosure of financial assets [line items]
Financial assets	29,805	27,724
Equity securities | Held for trading
Disclosure of financial assets [line items]
Financial assets	65,092	50,020
Loans and advances to banks
Disclosure of financial assets [line items]
Financial assets	14,521	14,371
Loans and advances to banks | Held for trading
Disclosure of financial assets [line items]
Financial assets	2,957	5,094
Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets	82,666	75,491
Loans and advances to customers | Held for trading
Disclosure of financial assets [line items]
Financial assets	£ 12,809	£ 13,050